Document And Entity Information	12 Months Ended
Dec. 31, 2022 shares
Document Information Line Items
Entity Registrant Name	HITEK GLOBAL INC.
Trading Symbol	HKIT
Document Type	20-F
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	10,987,679
Amendment Flag	false
Entity Central Index Key	0001742341
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-39339
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Unit 304
Entity Address, Address Line Two	No. 30 Guanri Road
Entity Address, Address Line Three	Siming District
Entity Address, City or Town	Xiamen City, Fujian Province
Entity Address, Country	CN
Title of 12(b) Security	Ordinary shares, par value US$0.0001 per share
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
Auditor Firm ID	1195
Auditor Name	UHY LLP
Auditor Location	New York, New York
Entity Address, Postal Zip Code	361008
Business Contact
Document Information Line Items
Entity Address, Address Line One	Unit 304
Entity Address, Address Line Two	No. 30 Guanri Road
Entity Address, Address Line Three	Siming District
Entity Address, City or Town	Xiaoyang Huang
Entity Address, Country	CN
City Area Code	+86 592
Local Phone Number	5395967
Contact Personnel Name	Xiamen City, Fujian Province
Entity Address, Postal Zip Code	361008